Operating Lease (Details)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating lease right-of-use asset	$ 2,300,000
Lease liability, current portion	450,712
Lease liability, long-term	1,127,523
Total operating lease liability	$ 1,578,235
Weighted average remaining lease term (months)	39 months
Weighted average discount rate	6.50%